Trade and other receivables, net - Additional information (Details) - USD ($)		12 Months Ended
	May 01, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and other receivables, net [Line Items]
Aggregate of Compensation		$ 3,400,000
Expense arising from insurance contracts			$ 21,023,000
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other receivables, net [Line Items]
Current payables for purchase of non-current assets		$ 30,300,000	$ 42,400,000
El Brocal [Member]
Disclosure of Trade and other receivables, net [Line Items]
Aggregate of Compensation Lost Profit	$ 36,300,000
Repair and Cost overruns	$ 2,500,000